12. Other Receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	R$ 592,145	R$ 558,767
Other current receivables	363,250	409,351
Other noncurrent receivables	228,894	149,416
Services in progress
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	165,973	141,959
Credits on sales and purchases of gas
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	112,003	77,279
CDE Transfer
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	107,472	136,559
Tariff flag
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	28,725	14,536
Advance payments to suppliers
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	22,096	29,016
Advance payments to employees
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	21,201	25,928
Advance for severance estate
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	19,591	19,230
Decommissioning in progress
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	19,457	53,348
Fair value in the purchase and sale of power in the active market
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	14,793	0
Other receivables
DisclosureOfOtherReceivablesLineItems [Line Items]
Other receivables	R$ 80,834	R$ 60,912